CERT NYS
File # 1-38262

17010868

NYSE

**Caroline Galinie**
Senior Director
Corporate Actions

New York Stock Exchange
11 Wall Street, 14th Floor
New York, NY 10005
T +1 212 656 3421
Caroline.Galinie@theice.com

Received SEC
OCT 2 7 2017
Washington, DC 20549

October 27, 2017

Chief, Information Technology
Securities and Exchange Commission
Division of Corporate Finance
100 F Street, NE MS 3040
Washington, DC 20549

To whom it may concern:

The New York Stock Exchange certifies its approval for listing and registration of the following securities of Loma Negra Compañía Industrial Argentina Sociedad Anónima, under the Exchange Act of 1934.

- American Depositary Shares ("ADSs"), each representing five ordinary shares
- Ordinary shares, nominal value Ps.0.10 per share (application for the Ordinary Shares is made for listing, not for trading, but only in connection with the registration of the American Depositary Shares, pursuant to the requirements of the Securities and Exchange Commission)

Sincerely,